Convertible loans receivable and payable	12 Months Ended
Dec. 31, 2018
Disclosure of convertible loans receivable and payable [abstract]
Convertible loans receivable and payable
9.   Convertible loans receivable and payable

On October 1, 2018, in connection with the proposed business combination with Pershing Gold Corporation (“Pershing”) (see Note 24), the Company entered into short-term secured convertible loan agreements with Pierre Lassonde and two other lenders for $5.5 million CAD due July 1, 2019 with interest payable at 15% per annum (the “Convertible Loans Payable”). The Convertible Loans Payable may be extended to mature on October 1, 2019 with interest payable at 18% per annum upon election by the Company.

The Company recorded a derivative asset of $0.2 million on initial recognition based on the estimated fair value of the extension option and recognized a loss of $0.1 million in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2018 as a result of the change in estimated fair value of the extension option.

The Convertible Loans Payable may be converted into common shares of the Company upon mutual election at a conversion price determined as the lower of $3.1231 CAD or the volume-weighted average price of the Company’s common shares for five trading days immediately preceding the date of exercise. On initial recognition and as at December 31, 2018, the fair value of the conversion option is nil. Interest expense of $0.2 million was recorded in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2018 in connection with the Convertible Loans Payable.

Under the terms of the Convertible Loans Payable, the Company issued 1,074,999 warrants to the lenders where each warrant is exercisable for one common share at an exercise price of $3.1231 CAD for a period of 5 years. The holders of the warrants may elect a cashless exercise option to receive common shares of the Company equal to the fair value of the warrants, in lieu of exercising the warrants for cash. If so elected, the fair value of the warrants is determined by multiplying the number of warrants to be exercised by the market price of a common share less the warrants exercise price with the difference divided by the market price of the common share. There will be variability in the number of shares issued per warrant if a warrant holder exercises this option.

The Company recorded a derivative warrant liability on initial recognition of $1.3 million based on the estimated fair value of the warrants determined using the Black-Scholes warrant pricing model and recognized $0.6 million in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2018 as a result of the change in estimated fair value of the derivative warrant liability.

The initial fair value of the principal portion of the Convertible Loans Payable was determined using a market interest rate for an equivalent non-convertible instrument at the issue date. The principal portion is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity. The remainder of the proceeds are allocated to the extension option, the conversion option, and the derivative warrant liability.

The net proceeds of the Convertible Loans Payable are being used by the Company to fund a short-term secured first lien convertible loan to Pershing due June 1, 2019 with interest payable at 16% per annum (the “Convertible Loan Receivable”) to address Pershing’s near-term working capital requirements. As at December 31, 2018, the Company had funded $2.0 million of the Convertible Loan Receivable to Pershing. The Convertible Loan Receivable may be extended to mature on September 1, 2019 with interest payable at 19% per annum upon election by Pershing. The Convertible Loan Receivable may be converted into common shares of Pershing upon election by the Company at a conversion price determined as the higher of $1.18 or the volume-weighted average price of Pershing’s common shares for five trading days immediately preceding the date of exercise. The Convertible Loan Receivable is carried at fair value with changes in fair value recorded in the consolidated statement of loss and comprehensive loss for the period.